Note 2 - Inventory (Details) - Inventory (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Abstract]
Inventory - finished goods	$ 254,864	$ 306,706
Inventory - parts	73,142	83,509
Gross inventory	328,006	390,215
Provision for losses and obsolescence	(82,000)	(97,550)
Net inventory	$ 246,006	$ 292,665